Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 354,443	$ 308,014
Amount at end of year	699,087	354,443	$ 308,014
Reductions for deconsolidation of subsidiaries	500
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,062,055	868,411	668,198
Increases	83,648	53,096	65,048
Translation effect	1,098,627	154,172	147,534
Adjustment for inflation	36,802
Decreases and reclassifications	(42,741)	(13,624)	(12,369)
Amount at end of year		1,062,055	868,411
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	679,425	522,732	394,076
Increases	98,869	63,467	47,629
Translation effect	727,292	97,034	88,101
Adjustment for inflation	20,536
Decreases and reclassifications	(27,834)	(3,808)	(7,074)
Cost of Origin	2,238,391
Amount at end of year	1,498,288	679,425	522,732
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	382,630	345,679	274,122
Amount at end of year	740,103	382,630	345,679
Land and Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	21,394	18,429	13,949
Increases	425	49	140
Translation effect	20,845	3,028	2,975
Adjustment for inflation	5,096
Decreases and reclassifications	287	(112)	1,365
Amount at end of year		21,394	18,429
Land and Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	9,250	7,497	5,920
Increases	758	437	360
Translation effect	9,356	1,303	1,257
Adjustment for inflation	2,785
Decreases and reclassifications	(35)	13	(40)
Cost of Origin	48,047
Amount at end of year	22,114	9,250	7,497
Land and Buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	12,144	10,932	8,029
Amount at end of year	25,933	12,144	10,932
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	775,353	625,628	458,066
Increases	(10,216)	(4,370)	3,831
Translation effect	808,772	113,481	104,086
Adjustment for inflation	152
Decreases and reclassifications	30,807	40,614	59,645
Amount at end of year		775,353	625,628
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	566,334	432,002	324,922
Increases	82,939	54,980	40,729
Translation effect	609,973	81,108	73,288
Adjustment for inflation	141
Decreases and reclassifications	(27,457)	(1,756)	(6,937)
Cost of Origin	1,604,868
Amount at end of year	1,231,930	566,334	432,002
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	209,019	193,626	133,144
Amount at end of year	372,938	209,019	193,626
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	134,675	112,560	69,429
Increases	370	103	1
Translation effect	138,924	19,728	16,601
Decreases and reclassifications	6,482	2,284	26,529
Amount at end of year		134,675	112,560
Refinery equipment and petrochemical plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	69,160	54,735	41,138
Increases	9,517	5,395	4,312
Translation effect	73,643	9,983	9,288
Decreases and reclassifications	(25)	(953)	(3)
Cost of Origin	280,451
Amount at end of year	152,295	69,160	54,735
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	65,515	57,825	28,291
Amount at end of year	128,156	65,515	57,825
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	7,614	5,551	3,650
Increases	38	66	3
Translation effect	7,400	1,032	802
Adjustment for inflation	797
Decreases and reclassifications	313	965	1,096
Amount at end of year		7,614	5,551
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	4,512	3,285	2,392
Increases	960	602	414
Translation effect	4,639	609	516
Adjustment for inflation	565
Decreases and reclassifications	(97)	16	(37)
Cost of Origin	16,162
Amount at end of year	10,579	4,512	3,285
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,102	2,266	1,258
Amount at end of year	5,583	3,102	2,266
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	15,993	14,239	13,478
Increases	19,885	7,394	6,968
Translation effect	15,332	2,101	2,494
Adjustment for inflation	1,107
Decreases and reclassifications	(17,327)	(7,741)	(8,701)
Amount at end of year		15,993	14,239
Materials and equipment in warehouse [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of Origin	34,990
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	15,993	14,239	13,478
Amount at end of year	34,990	15,993	14,239
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	59,529	52,673	76,803
Increases	67,264	47,453	52,610
Translation effect	61,084	8,568	14,602
Adjustment for inflation	792
Decreases and reclassifications	(64,288)	(49,165)	(91,342)
Amount at end of year		59,529	52,673
Drilling and work in progress [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of Origin	124,381
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	59,529	52,673	76,803
Amount at end of year	124,381	59,529	52,673
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,871	1,978	3,647
Increases	5,438	2,207	1,392
Translation effect	3,851	373	626
Decreases and reclassifications	(4,188)	(1,687)	(3,687)
Amount at end of year		2,871	1,978
Exploratory Drilling in Progress [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of Origin	7,972
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,871	1,978	3,647
Amount at end of year	7,972	2,871	1,978
Furniture Fixture and Installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	10,454	8,089	5,603
Increases	59	20	25
Translation effect	10,935	1,466	1,260
Adjustment for inflation	1,371
Decreases and reclassifications	1,898	879	1,201
Amount at end of year		10,454	8,089
Furniture Fixture and Installations [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,686	6,401	4,699
Increases	1,561	717	668
Translation effect	9,158	1,196	1,052
Adjustment for inflation	1,309
Decreases and reclassifications	(7)	372	(18)
Cost of Origin	24,717
Amount at end of year	20,707	8,686	6,401
Furniture Fixture and Installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,768	1,688	904
Amount at end of year	4,010	1,768	1,688
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	18,788	14,346	10,778
Translation effect	20,016	2,744	2,430
Decreases and reclassifications	2,194	1,698	1,138
Amount at end of year		18,788	14,346
Selling equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	11,656	9,119	6,921
Increases	1,680	854	642
Translation effect	12,396	1,684	1,558
Decreases and reclassifications	(35)	(1)	(2)
Cost of Origin	40,998
Amount at end of year	25,697	11,656	9,119
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	7,132	5,227	3,857
Amount at end of year	15,301	7,132	5,227
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,406	3,191	2,931
Adjustment for inflation	20,519
Decreases and reclassifications	243	215	260
Amount at end of year		3,406	3,191
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,381	1,301	1,181
Increases	677	80	75
Adjustment for inflation	10,584
Decreases and reclassifications	(134)		45
Cost of Origin	24,168
Amount at end of year	12,508	1,381	1,301
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	2,025	1,890	1,750
Amount at end of year	11,660	2,025	1,890
Electric Power Generation Facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		1,762	1,573
Increases			2
Decreases and reclassifications		(1,762)	187
Amount at end of year			1,762
Electric Power Generation Facilities [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		1,394	1,283
Increases		87	111
Decreases and reclassifications		(1,481)
Amount at end of year			1,394
Electric Power Generation Facilities [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		368	290
Amount at end of year			368
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	11,978	9,965	8,291
Increases	385	174	76
Translation effect	11,468	1,651	1,658
Adjustment for inflation	6,968
Decreases and reclassifications	838	188	(60)
Amount at end of year		11,978	9,965
Other Property [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,446	6,998	5,620
Increases	777	315	318
Translation effect	8,127	1,151	1,142
Adjustment for inflation	5,152
Decreases and reclassifications	(44)	(18)	(82)
Cost of Origin	31,637
Amount at end of year	22,458	8,446	6,998
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,532	2,967	2,671
Amount at end of year	$ 9,179	$ 3,532	$ 2,967